Inventory (Details) $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) g kg l	May 31, 2019 CAD ($) kg l
Inventory
Capitalized cost	$ 185,775
Fair value adjustment	78,546
Total inventory	264,321	$ 91,529
Production costs	64,972	36,446
Conversion costs	1,860	1,682
Inventories external conversion costs	0	892
Amortization of inventory	9,544	4,133
Amortization which remains in inventory related to capital assets utilized in production	17,980	4,723
Decrease (increase) in inventories of finished goods and work in progress	57,039	27,724
Harvested cannabis
Inventory
Capitalized cost	72,641
Fair value adjustment	70,310
Total inventory	$ 142,951	$ 23,253
Stock held (in kg) | kg	47,318,400	6,309,900
Purchased cannabis
Inventory
Capitalized cost	$ 8,764
Total inventory	$ 8,764
Stock held (in kg) | kg	2,887,500
Inventories purchased during period value	$ 30,684
Inventories purchased during period mass | g	9,253,600
Inventory utilized	$ 21,920
Harvested cannabis trim
Inventory
Capitalized cost	3,855
Fair value adjustment	168
Total inventory	$ 4,023	$ 5,789
Stock held (in kg) | kg	16,092,300	1,908,000
Cannabis oil
Inventory
Capitalized cost	$ 30,946
Fair value adjustment	6,053
Total inventory	$ 36,999	$ 19,601
Stock held (in kg) | kg	18,499,300	4,949,200
Stock held (in litres) | l	106,371,000	28,458,100
Purchased CBD distillate
Inventory
Capitalized cost	$ 5,503
Total inventory	5,503
Softgel capsules
Inventory
Capitalized cost	430
Fair value adjustment	150
Total inventory	$ 580	$ 764
Stock held (in kg) | kg	290,300	218,200
Stock held (in litres) | l	1,669,200	982,000
Cannabis vapes
Inventory
Capitalized cost	$ 5,686
Fair value adjustment	1,865
Total inventory	$ 7,551
Stock held (in kg) | kg	3,775,200	0
Stock held (in litres) | l	21,707,500	0
Distribution inventory
Inventory
Capitalized cost	$ 35,341
Total inventory	35,341	$ 32,944
Packaging and other inventory items
Inventory
Capitalized cost	22,609
Total inventory	$ 22,609	$ 9,178